Related Parties Transactions And Balances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Parties Transactions And Balances [Abstract]
Sales to affiliated companies	$ 98,884	[1]	$ 53,490	[1]	$ 33,124	[1]
Participation in expenses			3,923		3,955
Supplies from affiliated companies	10,908	[2]	44,840	[2]	57,339	[2]
Trade receivables and other receivables	24,121	[1]	21,696	[1]
Trade payables and advances	$ 18,475	[2]	$ 17,767	[2]

[1]	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
[2]	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.